Schedule I - Summary of Investments Other than Investments in Related Parties (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments [Line Items]
Financial assets	€ 76,020	€ 73,865
Investments in real estate	514	488	€ 502
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of investments [Line Items]
Financial assets	6,106	€ 8,727
Cost [member]
Disclosure of investments [Line Items]
Financial assets	81,516
Cost [member] | Shares [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	275
Fair value through other comprehensive income	35
Cost [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	2,369
Amortized cost, Bonds	36
Cost [member] | Bonds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of investments [Line Items]
Financial assets	60,664
Cost [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,978
Cost [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	7,685
Cost [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	2
Cost [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	1,158
Cost [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	3,059
Cost [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	41,310
Cost [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	2,435
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	38
Cost [member] | Other investments [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	7,390
Cost [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Amortized cost, Deposits	11
Cost [member] | Loans [Member]
Disclosure of investments [Line Items]
Fair value through profit or loss	82
Amortized cost, Loans	10,598
Cost [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	57
Fair value [member]
Disclosure of investments [Line Items]
Financial assets	74,217
Fair value [member] | Shares [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	279
Fair value through other comprehensive income	39
Fair value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	2,385
Amortized cost, Bonds	36
Fair value [member] | Bonds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of investments [Line Items]
Financial assets	54,677
Fair value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,777
Fair value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	6,141
Fair value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	2
Fair value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	1,024
Fair value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	2,879
Fair value [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	37,388
Fair value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	2,435
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	31
Fair value [member] | Other investments [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	7,272
Fair value [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Amortized cost, Deposits	11
Fair value [member] | Loans [Member]
Disclosure of investments [Line Items]
Fair value through profit or loss	82
Amortized cost, Loans	9,380
Fair value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	57
Book value [member]
Disclosure of investments [Line Items]
Financial assets	75,433
Book value [member] | Shares [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	279
Fair value through other comprehensive income	39
Book value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	2,385
Amortized cost, Bonds	36
Book value [member] | Bonds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of investments [Line Items]
Financial assets	54,674
Book value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,777
Book value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	6,141
Book value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	2
Book value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	1,024
Book value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	2,879
Book value [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	37,388
Book value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	2,435
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	29
Book value [member] | Other investments [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	7,272
Book value [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Amortized cost, Deposits	11
Book value [member] | Loans [Member]
Disclosure of investments [Line Items]
Fair value through profit or loss	82
Amortized cost, Loans	10,598
Book value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	€ 57